                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.)    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             COLUMBIA MANAGEMENT ADVISORS, INC.
Address:          100 FEDERAL STREET
                  BOSTON, MA  02110

Form 13F File Number:  28-297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ERNEST L. PUSCHAVER
Title:   CHIEF ACCOUNTING OFFICER
Phone:    617-434-2341

Signature, Place, and Date of Signing:

     /S/ ERNEST L. PUSCHAVER          BOSTON, MASSACHUSETTS        08/14/2003
   ------------------------------   --------------------------   -------------
           (Signature)                    (City, State)               Date

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         FORM 13F FILE NUMBER                           NAME

         28-452                           FleetBoston Financial Corporation